CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 80,259	$ 64,353	$ 40,367
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,176	14,994	14,368
Share-based compensation expense	2,642	2,514	3,660
Decrease in share-based payment in subsidiary			(1,383)
Accrued severance pay, net	(26)	(64)	(61)
Changes in deferred tax, net	(2,580)	674	(1,927)
Capital gains		(22)	(79)
Compensation paid by a former shareholder		810
Foreign currency translation losses (gains)		(132)	417
Increase in trade receivables	(3,913)	(8,238)	(8,561)
Decrease (increase) in other accounts receivable and prepaid expenses	1,393	(7,419)	(3,291)
Increase in inventories	(22,345)	(7,317)	(3,816)
Increase in trade payables	1,811	9,351	5,201
Increase (decrease) in warranty provision	(4)	401	297
Increase (decrease) in accrued expenses and other liabilities including related parties	1,611	5,765	(9,922)
Net cash provided by operating activities	76,024	75,670	35,270
Cash flows from investing activities:
Redemption of (investment in) short-term deposits	57,953	(26,300)	(43,700)
Acquisition of the business of Prema Asia Marketing PTE Ltd.	(150)		(150)
Purchase of property, plant and equipment	(86,373)	(27,372)	(13,481)
Decrease (increase) in long-term deposits	844	(405)	(849)
Net cash used in investing activities	(27,726)	(54,077)	(58,180)
Cash flows from financing activities:
Dividends paid	(20,025)	(20,149)	(27,182)
Receipt from issuance of ordinary shares, net			76,768
Repayment of long-term loans		(5,372)	(12,670)
Short-term bank credit and loans, net	(5,454)	206	1,275
Repayment of contingent consideration related to U.S. Quartz Products, Inc. acquisition			(6,242)
Receipt of a financing leaseback related to Bar-Lev transaction			10,893
Repayment of a financing leaseback related to Bar-Lev transaction	(1,192)	(1,149)	(362)
Net cash (used in) provided by financing activities	(26,671)	(26,464)	42,480
Effect of exchange rate differences on cash and cash equivalents	(1,595)	(1,914)	(2,487)
Increase (decrease) in cash and cash equivalents	20,032	(6,785)	17,083
Cash and cash equivalents at beginning of year	22,248	29,033	11,950
Cash and cash equivalents at end of year	42,280	22,248	29,033
Cash received (paid) during the year for:
Interest paid	(141)	(946)	(1,947)
Interest received	46	420	376
Tax paid	(16,744)	(9,434)	(7,895)
Supplemental information and disclosures of non-cash investing and financing activities:
Purchase of fixed assets with credit from suppliers	$ 6,992	$ 4,880	$ 2,141